Borrowings, other debts and derivative liabilities - Additional Information (Detail)															1 Months Ended	12 Months Ended				24 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Oct. 23, 2020 CNY (¥) shares	Oct. 23, 2020 USD ($) $ / shares shares	Oct. 01, 2020 USD ($)	Mar. 31, 2020 CNY (¥) shares	Mar. 31, 2020 USD ($) shares	Mar. 23, 2020 shares	Dec. 27, 2019 CNY (¥)	Dec. 27, 2019 USD ($)	Dec. 03, 2019 CNY (¥)	Dec. 03, 2019 USD ($)	Jun. 16, 2019 CNY (¥) shares	Jan. 16, 2019 USD ($)	Jun. 30, 2020 CNY (¥)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 16, 2021 CNY (¥)	Dec. 16, 2021 USD ($)	Mar. 31, 2022 USD ($)	Mar. 08, 2021 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 06, 2020 CNY (¥) shares	Mar. 06, 2020 $ / shares	Mar. 01, 2020 CNY (¥)	Jan. 31, 2020 CNY (¥)	Jun. 16, 2019 $ / shares	May 27, 2019 USD ($)	Jan. 16, 2019 CNY (¥) shares	Jan. 16, 2019 USD ($) $ / shares shares	Aug. 03, 2018 CNY (¥) shares	Aug. 03, 2018 USD ($) shares
Borrowings Other Debts And Other Liabilities [Line Items]
Short term bank borrowings outstanding		¥ 85,566,000														¥ 161,126,000		¥ 85,566,000				$ 25,417,000
Long term bank borrowings		68,075,000														¥ 0		68,075,000
Gain loss on extinguishment of debt																		6,846,000	¥ 10,095,000
Debt Conversion, Converted Instrument, Rate																7.00%	7.00%
Repayments Of Debt																¥ 176,897,000	$ 27,905,000	74,000,000	43,533,000
Proceeds from Issuance of Debt																185,614,000	29,280,000	87,846,000	162,501,000
Interest expense																20,884,000	$ 3,294,000	27,650,000	59,268,000
New Foreign Exchange Swap Contract [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment towards advance settlement of foreign exchange swaps | $	$ 11,000,000
Currency Swap [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Derivative, Notional Amount																							¥ 26,500,000
Foreign Currency Exchange Rate																							6.628
Gain (Loss) on Derivative, Net																		190,000
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Gain (Loss) on Derivative, Net																1,200,000
Deferred fair value gain loss on foreign swap contract one																900,000
Derivative assets current																700,000
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member] | New Foreign Exchange Swap Contract One [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Currency to be exchanged																¥ 8,000
Derivative forward exchange rate																6.5452						6.5452
Currency to be received																¥ 52,400
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member] | New Foreign Exchange Swap Contract Two [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Currency to be exchanged																¥ 4,000
Derivative forward exchange rate																6.5128						6.5128
Currency to be received																¥ 26,100
Currency Swap [Member] | New Foreign Exchange Swap Contract [Member] | New Foreign Exchange Swap Contract Three [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Currency to be exchanged																¥ 5,000
Derivative forward exchange rate																6.42						6.42
Currency to be received																¥ 32,100
Series D2 DL Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Payment of debt issuance costs																				¥ 200,000	$ 30,000.00
Debt instrument converted value | $														$ 1,000,000
Debt instrument conversion price per share | $ / shares																																$ 9.34
Debt Conversion, Converted Instrument, Amount | $														$ 1,000,000
Debt Conversion, Converted Instrument, Rate														8.00%
Debt Instrument, Convertible, Renewal Maturity Days																				30 months	30 months
Series D2 Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares								107,016
Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt Instrument, Periodic Payment, Principal															¥ 10,000,000
Debt Instrument, Periodic Payment, Interest															700,000
Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt Instrument, Periodic Payment, Principal															40,000,000
Debt Instrument, Periodic Payment, Interest															¥ 1,500,000
Series D One Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Fair value of temporary equity issued																												¥ 82,000,000
Gain loss on extinguishment of debt																			10,000,000
Series D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Fair value of temporary equity issued																												¥ 73,000,000
Series D3 Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt Conversion, Converted Instrument, Rate													10.00%
Debt Instrument, Interest Rate During Period													10.00%
Class Of Warrants Or Rights Extension Period														45 days
Series D3 Preferred Shares [Member] | Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares																													$ 9.65
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares													154,395
Series D3 Preferred Shares [Member] | Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares																													$ 9.65
Debt Conversion, Converted Instrument, Warrants or Options Issued | shares													617,580
Superb Origin International Limited [Member] | Series D One Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares						1,089,265	1,089,265
Debt instrument converted value | $							$ 10,000,000
Debt Conversion, Converted Instrument, Amount | $							$ 10,000,000
Superb Origin International Limited [Member] | Series D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares						963,139	963,139
Debt instrument converted value | $							$ 9,000,000
Debt Conversion, Converted Instrument, Amount | $							$ 9,000,000
Series D One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares																																	1,089,265	1,089,265
Debt instrument convertible carrying value at the time of conversion																			11,000,000
Debt Conversion, Original Debt, Amount																			11,000,000
Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion																			9,000,000
Debt Conversion, Original Debt, Amount																			9,000,000
Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights exercise price | $ / shares				$ 7.14
Class of warrants or rights outstanding value		19,900,000														23,200,000		19,900,000
Series E Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares																									205,767
Class of warrants or rights exercise price | $ / shares																										$ 10.3251
Class of warrants or rights outstanding value																									¥ 2,500,000
Guangcheng [Member] | Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares																															963,139	963,139
Chong Li [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value						¥ 128,000,000													¥ 128,000,000
Long-term Debt, Term						5 years													5 years					5 years
Long term loan due to the related party non current																											¥ 95,000,000
Chong Li [Member] | Superb Origin International Limited [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Equity method investment ownership interest						100.00%													100.00%					100.00%
Investor One [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares				360,000
Debt instrument convertible carrying value at the time of conversion			¥ 18,000,000	$ 2,500,000
Debt Conversion, Original Debt, Amount			18,000,000	$ 2,500,000
Investor Two [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights number of securities called by the warrants or rights | shares				200,000
Debt instrument convertible carrying value at the time of conversion			10,000,000	$ 1,400,000
Debt Conversion, Original Debt, Amount			¥ 10,000,000	$ 1,400,000
Long Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Collateralized by short-term investments		¥ 68,100,000																¥ 68,100,000
Long term borrowings weighted average interest rate at a point in time		4.15%																4.15%
Loan For Series D One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion																			¥ 79,000,000
Debt Conversion, Original Debt, Amount																			79,000,000
Loan For Series D One Warrant [Member] | Guangcheng [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value																															¥ 61,960	$ 9,000	¥ 66,500,000	$ 10,000,000
Long-term Debt, Term																																	18 months	18 months
Payment of debt issuance costs											¥ 100,000	$ 30,000.00
Loan For Series D One Warrant [Member] | Guangcheng [Member] | Amendment To The Maturity Date [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long-term Debt, Term											36 months	36 months
Loan For Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion																			67,000,000
Debt Conversion, Original Debt, Amount																			¥ 67,000,000
Loan For Series D Two Warrant [Member] | Guangcheng [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage																															10.00%	10.00%
Long-term Debt, Term									36 months	36 months																					18 months	18 months
Payment of debt issuance costs									¥ 2,000,000	$ 300,000
Long term debt stated rate of interest																															10.00%	10.00%
Class of warrants or rights exercise price | $ / shares																																$ 9.34
Loan For Series D Two Warrant [Member] | Chong Li [Member] | Series D Two Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Receivable for the issuance of temporary equity		¥ 0																¥ 0						$ 35,900,000
Interest expense																5,100,000		6,100,000
Series D Two CW Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument face value | $																																$ 1,000,000
Debt instrument conversion price per share | $ / shares																																$ 8.88
Series D Two CW Notes [Member] | Debt Instrument Converted Into Redeemable Preferred Stock [Member] | Series D Two Preferred Shares [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument converted shares issued | shares								112,648
Loan For Series D3 Warrant A [Member] | Guangcheng [Member] | Series D3 Preferred Shares [Member] | Series D3 Warrant A [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion													¥ 10,000,000
Debt Conversion, Original Debt, Amount													10,000,000
Loan For Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
other gain (losses),Net																		4,900,000
Loan For Series D3 Warrant B [Member] | Guangcheng [Member] | Series D3 Preferred Shares [Member] | Series D3 Warrant B [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument convertible carrying value at the time of conversion													40,000,000
Debt Conversion, Original Debt, Amount													¥ 40,000,000
Series D Two DL Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage																														14.00%
Debt instrument face value | $																														$ 10
Long term debt stated rate of interest																														14.00%
Series D Three PICC Notes [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Gain loss on extinguishment of debt																		600,000
Repayments Of Debt | $					$ 10,000,000
Payments Of Interest On Debt | $					$ 1,100,000
Loan for Yoken Series A-1 Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Long term borrowings fixed rate of interest rate percentage						10.00%													10.00%					10.00%
Long term debt stated rate of interest						10.00%													10.00%					10.00%
Debt instrument converted shares issued | shares			120,000	120,000
Proceeds from Issuance of Debt						¥ 18,000,000
Loan for Yoken Series A-1 Warrant [Member] | Yoken Series A One Warrant [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Class of warrants or rights outstanding value		9,400,000														¥ 9,100,000		9,400,000
Interest Expense Reversed		1,400,000
Short-term Investments [Member] | Long Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Debt instrument unused borrowing capacity		¥ 14,000,000																¥ 14,000,000
Short Term Bank Loan [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Short term borrowings weighted average interest rate at a point in time		4.52%														2.63%		4.52%				2.63%
Debt instrument unused borrowing capacity		¥ 222,300,000														¥ 170,300,000		¥ 222,300,000
Short Term Bank Loan [Member] | Short-term Investments [Member]
Borrowings Other Debts And Other Liabilities [Line Items]
Collateralized by short-term investments		¥ 37,800,000														¥ 110,500,000		¥ 37,800,000